Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss					$ (271,187)	$ (6,808)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss from change in fair value of derivative liability					276,100
Changes in operating assets and liabilities:
Accounts payable					(12,903)	6,808
Due to related party					7,990
Net cash used in operating activities					0	0
Cash flows from financing activities
Net increase in cash
Cash as of beginning of period
Cash as of end of period
Supplemental cash flow information:
Cash paid for interest
Cash paid for income tax
LandStar Inc. and Subsidiaries [Member]
Cash flows from operating activities
Net loss	$ 2,618,334		(5,034,538)	(5,475)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss from change in fair value of derivative liability	(3,194,580)		3,168,020
Consulting fees settled through common shares issuable			407,322
Share-based compensation expense			469,950
Changes in operating assets and liabilities:
Prepaid expenses and other assets			(2,662)
Accounts payable			160,621	5,475
Due to related party			7,419
Accrued consulting expense			78,500
Net cash used in operating activities			(744,554)
Cash flows from investing activities
Cash received from acquisition of Myriad Software Productions, LLC			4,478
Deposit on acquisition of Modevity, LLC			(50,000)
Net cash used by investing activities			(45,522)
Cash flows from financing activities
Proceeds from issuance of convertible notes payable			829,680
Distributions to shareholders			(22,049)
Net cash provided by financing activities			807,631
Net increase in cash			17,555
Cash as of beginning of period
Cash as of end of period	$ 17,555		17,555
Noncash investing and financing activities
Intangible assets acquired through issuance of accounts payable			46,800
Settlement of convertible notes payable through issuance of common stock			25,000
Common stock issuable from acquisitions			2,440,000
Increase in due to related party from acquisition			300,000
Settlement of accrued interest through issuance of convertible notes payable			$ 19,680